Summary Prospectus and Prospectus Supplement
International Value Fund
Summary Prospectus and Prospectus dated April 1, 2025

Disciplined Core Value Fund
Disciplined Growth Fund
Equity Growth Fund
Global Gold Fund
Small Company Fund
Utilities Fund
Summary Prospectuses and Prospectuses dated November 1, 2024

Supplement dated May 24, 2025
The following entry is added for Mattia Bacciardi in the Portfolio Managers section, on page 4 of the summary prospectus and on page 5 of the prospectus, for International Value Fund:

Mattia Bacciardi, CFA, CQF, Portfolio Manager, has been a member of the team that manages the fund since 2024.

The following entry is added for Mattia Bacciardi in the Portfolio Managers section, on page 3 of the Utilities Fund summary prospectus, page 4 of the Disciplined Core Value Fund, Equity Growth Fund, Global Gold Fund, and Small Company Fund summary prospectuses, and on page 5 of the Disciplined Growth summary prospectus. The entry is added on page 4 of the Global Gold Fund and Utilities Fund prospectuses and page 5 for the Disciplined Core Value Fund, Disciplined Growth Fund, Equity Growth Fund, and Small Company Fund prospectuses:

Mattia Bacciardi, CFA, CQF, Portfolio Manager, has been a member of the team that manages the fund since 2024.

The following entry is added for Mattia Bacciardi in The Fund Management Team section on pages 10-11 of the International Value Fund prospectus:

Mattia Bacciardi, CFA, CQF
Mr. Bacciardi, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2024. Prior to joining American Century, Mr. Bacciardi was a Portfolio Manager and Researcher for the Quantitative Equity Group at Vanguard Asset Management. He has a bachelor’s degree in political science from LUISS Guido Carli University in Rome, a master’s degree in political science and political economy from the London School of Economics, and a master’s degree in economics and law from the University of Bologna. He is a CFA charterholder and member of the CFA Institute. He also holds a Certificate in Quantitative Finance (CQF).

The following entry is added for Mattia Bacciardi in The Fund Management Team section on pages 7-8 of the Utilities Fund prospectus, pages 8-9 of the Disciplined Core Value Fund, Equity Growth Fund, Global Gold Fund, and Small Company Fund prospectuses, and pages 9-10 of the Disciplined Growth Fund prospectus:

Mattia Bacciardi, CFA, CQF
Mr. Bacciardi, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2024. Prior to joining American Century, Mr. Bacciardi was a Portfolio Manager and Researcher for the Quantitative Equity Group at Vanguard Asset Management. He has a bachelor’s degree in political science from LUISS Guido Carli University in Rome, a master’s degree in political science and political economy from the London School of Economics, and a master’s degree in economics and law from the University of Bologna. He is a CFA charterholder and member of the CFA Institute. He also holds a Certificate in Quantitative Finance (CQF).

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